Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016
C000012098
Account Value [Line Items]
Accumulated Value	$ 50,288	$ 43,706	$ 46,200	$ 47,844	$ 47,574	$ 47,621	$ 48,939	$ 47,664	$ 45,706	$ 45,825	$ 44,217	$ 41,514	$ 37,708	$ 36,918	$ 40,267	$ 41,821	$ 40,788	$ 40,951	$ 38,116	$ 38,208	$ 37,146	$ 36,367	$ 36,961	$ 34,803	$ 32,793	$ 34,244	$ 33,639	$ 31,389	$ 30,672	$ 29,439	$ 26,470	$ 26,930	$ 28,569	$ 28,858	$ 28,073	$ 26,198	$ 25,157	$ 24,925	$ 23,466	$ 23,756	$ 21,869	$ 23,712	$ 22,615	$ 21,605	$ 23,996	$ 25,295	$ 22,390	$ 24,474	$ 25,144	$ 28,995	$ 27,951	$ 29,025	$ 32,032	$ 31,521	$ 31,664	$ 29,195	$ 30,923	$ 29,757	$ 28,809	$ 27,093	$ 27,506	$ 25,639	$ 25,667	$ 25,590	$ 25,788	$ 25,133	$ 22,681	$ 23,698	$ 24,860	$ 22,374	$ 20,832	$ 20,308	$ 18,978	$ 16,465	$ 18,156	$ 19,268	$ 18,620	$ 18,003	$ 17,247	$ 16,917	$ 17,094	$ 17,186	$ 16,941	$ 15,884	$ 16,788	$ 16,137	$ 15,707	$ 15,227	$ 13,951	$ 15,212	$ 14,871	$ 16,330	$ 16,187	$ 15,546	$ 15,249	$ 15,005	$ 14,446	$ 14,258	$ 14,583	$ 14,929	$ 13,666	$ 13,529	$ 13,210	$ 12,771	$ 12,656	$ 12,538	$ 12,097	$ 12,175	$ 11,815	$ 11,413	$ 11,268	$ 10,855	$ 10,463	$ 10,364	$ 10,252	$ 10,502	$ 10,495	$ 10,590	$ 10,091	$ 10,281
C000012101
Account Value [Line Items]
Accumulated Value	28,788	26,554	28,082	27,033	26,234	26,247	26,078	26,236	25,977	25,464	25,054	24,178	22,896	23,218	24,305	24,793	23,823	25,544	23,504	23,671	23,148	22,607	21,751	21,870	21,358	22,501	21,552	20,415	20,665	19,249	17,453	18,315	19,272	19,993	19,297	17,823	18,290	18,438	18,750	19,276	17,782	18,766	17,608	16,241	17,925	18,489	16,896	18,721	18,646	20,095	19,655	19,778	21,181	20,336	20,965	19,733	20,523	19,982	19,831	19,608	19,422	18,506	17,821	17,020	17,253	16,548	14,582	14,702	14,932	14,359	13,484	13,330	12,551	11,173	13,757	15,157	15,235	14,941	14,546	14,305	13,901	14,221	13,988	13,091	14,101	13,508	13,415	12,872	11,582	12,914	12,473	13,508	13,608	13,433	12,998	12,921	12,728	12,799	12,886	13,508	13,074	12,933	12,470	12,264	11,889	11,951	11,797	11,781	11,706	11,614	11,634	11,187	10,933	10,791	10,299	10,658	10,716	10,769	10,261	10,236
C000012193
Account Value [Line Items]
Accumulated Value	36,384	32,565	34,822	33,808	32,982	33,421	33,894	34,042	33,704	33,571	32,980	31,686	29,498	29,287	31,284	32,512	30,898	32,862	29,709	29,807	28,960	28,270	27,633	27,482	27,056	28,761	27,904	25,977	26,187	24,299	21,859	23,144	24,539	25,425	24,629	22,800	22,766	23,209	23,185	23,639	21,675	22,978	21,565	20,196	22,258	23,116	20,788	22,628	23,111	25,687	25,441	25,840	29,232	28,573	29,553	27,426	28,827	27,976	27,419	26,193	26,431	24,999	25,683	25,270	25,334	24,161	21,315	21,238	21,566	20,855	19,416	18,762	16,781	14,427	16,617	17,699	17,394	17,155	16,258	16,071	16,357	16,844	16,593	15,479	16,091	15,510	15,211	14,268	12,826	14,083	13,790	15,506	15,587	14,620	14,385	14,183	13,633	13,712	13,660	14,047	13,275	13,235	12,806	12,461	12,247	12,200	11,966	11,837	11,606	11,379	11,312	10,993	10,589	10,588	10,186	10,595	10,570	10,655	10,187	10,228
C000012197
Account Value [Line Items]
Accumulated Value	29,662	26,915	28,704	28,082	27,171	27,254	27,072	26,510	25,844	24,831	24,247	23,062	21,775	21,921	23,546	24,983	24,026	26,027	23,546	23,724	23,318	23,282	21,969	21,968	21,025	22,501	21,907	20,521	21,180	19,042	17,328	18,611	19,920	20,800	19,899	18,435	18,351	18,670	18,961	19,175	17,241	18,307	17,871	16,508	18,184	18,622	16,784	18,158	18,622	20,943	20,621	20,640	23,506	23,116	24,467	23,258	24,254	23,740	24,429	23,680	24,297	23,547	24,937	24,891	23,820	21,722	19,126	18,605	18,946	18,246	17,335	16,637	15,011	13,049	15,576	16,596	16,624	16,540	15,601	15,239	15,736	16,282	15,952	14,891	16,023	15,574	15,616	14,702	13,047	14,699	14,496	16,612	16,834	15,588	15,445	15,230	14,262	14,327	14,027	14,405	13,850	13,884	13,590	13,178	12,657	12,671	12,509	12,169	12,010	11,858	11,783	11,527	11,216	11,141	10,384	11,059	11,019	10,976	10,331	10,306
C000012198
Account Value [Line Items]
Accumulated Value	22,865	21,340	22,363	21,941	20,953	20,797	20,148	20,248	20,176	18,871	18,576	17,867	17,050	17,833	18,882	19,564	18,961	20,546	18,735	18,907	18,693	18,863	17,166	17,609	16,835	18,041	17,124	16,677	17,367	15,525	14,178	15,113	15,953	16,748	15,637	14,281	14,787	15,038	16,123	16,531	14,914	15,965	15,259	13,516	15,086	15,612	14,230	15,820	15,434	16,530	16,303	16,006	16,663	15,889	16,370	15,824	16,103	15,777	16,289	16,599	16,110	15,498	14,589	13,116	12,901	12,059	10,021	9,676	10,088	9,584	9,402	9,285	8,905	7,726	10,944	12,230	12,816	12,401	12,043	11,837	11,256	12,121	12,073	11,360	12,552	12,056	12,431	12,067	10,727	12,262	12,092	13,279	13,572	13,306	13,045	12,946	12,326	12,220	12,195	13,037	12,893	12,798	12,398	12,409	11,729	11,995	11,854	11,538	12,058	12,094	12,269	12,086	11,929	11,681	10,405	10,765	10,664	10,477	10,008	10,072
C000012079
Account Value [Line Items]
Accumulated Value	17,931	16,356	17,420	16,129	15,721	16,017	15,761	16,051	15,951	15,587	15,829	15,904	15,711	15,827	16,214	15,531	15,422	16,794	16,161	16,738	16,259	15,286	14,429	14,057	13,332	14,461	14,290	13,985	14,646	13,567	12,069	12,397	13,319	13,795	13,580	12,920	13,562	13,512	13,674	14,556	13,269	13,943	13,096	12,866	14,712	15,624	14,436	15,428	16,205	16,808	15,598	16,413	17,955	16,340	16,481	15,325	16,394	16,001	15,256	14,726	14,556	13,431	12,647	12,418	12,469	12,214	11,331	11,715	12,042	12,027	11,533	11,368	11,274	10,397	12,460	13,357	13,183	13,175	13,389	13,416	13,251	12,720	12,532	12,401	12,268	12,289	11,784	11,629	10,506	11,359	10,751	10,913	11,203	10,902	10,802	10,334	10,081	10,009	9,610	10,349	10,770	10,805	10,520	10,614	10,683	10,689	10,589	10,392	10,358	10,365	10,604	10,234	10,262	9,799	10,024	10,640	10,818	11,261	10,906	10,218
Morningstar US Market Index
Account Value [Line Items]
Accumulated Value	39,965	36,193	38,097	38,337	37,772	37,782	37,693	36,878	35,639	34,889	34,116	32,465	30,517	30,697	32,612	33,196	32,188	33,164	31,151	31,383	30,737	30,058	29,589	28,658	27,366	28,595	27,700	26,275	25,939	24,679	22,558	23,143	24,293	24,741	23,905	22,377	22,277	22,033	21,412	21,919	20,516	21,798	20,675	19,127	21,085	21,925	20,045	21,884	21,933	24,107	23,337	23,953	25,463	24,499	24,845	23,263	24,381	23,696	23,256	22,679	22,594	21,460	20,725	20,124	20,243	19,405	17,330	17,722	18,398	17,158	16,224	15,866	15,057	13,300	15,377	16,749	16,744	16,285	15,691	15,363	15,103	15,398	15,169	14,177	15,142	14,558	14,334	13,851	12,760	14,059	13,772	14,851	14,817	14,325	13,852	13,763	13,398	13,356	13,641	14,164	13,439	13,301	12,906	12,623	12,339	12,310	12,076	11,979	11,840	11,717	11,709	11,284	11,063	10,856	10,416	10,638	10,628	10,605	10,204	10,183
Morningstar US Market Index
Account Value [Line Items]
Accumulated Value	39,965	36,193	38,097	38,337	37,772	37,782	37,693	36,878	35,639	34,889	34,116	32,465	30,517	30,697	32,612	33,196	32,188	33,164	31,151	31,383	30,737	30,058	29,589	28,658	27,366	28,595	27,700	26,275	25,939	24,679	22,558	23,143	24,293	24,741	23,905	22,377	22,277	22,033	21,412	21,919	20,516	21,798	20,675	19,127	21,085	21,925	20,045	21,884	21,933	24,107	23,337	23,953	25,463	24,499	24,845	23,263	24,381	23,696	23,256	22,679	22,594	21,460	20,725	20,124	20,243	19,405	17,330	17,722	18,398	17,158	16,224	15,866	15,057	13,300	15,377	16,749	16,744	16,285	15,691	15,363	15,103	15,398	15,169	14,177	15,142	14,558	14,334	13,851	12,760	14,059	13,772	14,851	14,817	14,325	13,852	13,763	13,398	13,356	13,641	14,164	13,439	13,301	12,906	12,623	12,339	12,310	12,076	11,979	11,840	11,717	11,709	11,284	11,063	10,856	10,416	10,638	10,628	10,605	10,204	10,183
Morningstar US Market Index
Account Value [Line Items]
Accumulated Value	39,965	36,193	38,097	38,337	37,772	37,782	37,693	36,878	35,639	34,889	34,116	32,465	30,517	30,697	32,612	33,196	32,188	33,164	31,151	31,383	30,737	30,058	29,589	28,658	27,366	28,595	27,700	26,275	25,939	24,679	22,558	23,143	24,293	24,741	23,905	22,377	22,277	22,033	21,412	21,919	20,516	21,798	20,675	19,127	21,085	21,925	20,045	21,884	21,933	24,107	23,337	23,953	25,463	24,499	24,845	23,263	24,381	23,696	23,256	22,679	22,594	21,460	20,725	20,124	20,243	19,405	17,330	17,722	18,398	17,158	16,224	15,866	15,057	13,300	15,377	16,749	16,744	16,285	15,691	15,363	15,103	15,398	15,169	14,177	15,142	14,558	14,334	13,851	12,760	14,059	13,772	14,851	14,817	14,325	13,852	13,763	13,398	13,356	13,641	14,164	13,439	13,301	12,906	12,623	12,339	12,310	12,076	11,979	11,840	11,717	11,709	11,284	11,063	10,856	10,416	10,638	10,628	10,605	10,204	10,183
Morningstar US Market Index
Account Value [Line Items]
Accumulated Value	39,965	36,193	38,097	38,337	37,772	37,782	37,693	36,878	35,639	34,889	34,116	32,465	30,517	30,697	32,612	33,196	32,188	33,164	31,151	31,383	30,737	30,058	29,589	28,658	27,366	28,595	27,700	26,275	25,939	24,679	22,558	23,143	24,293	24,741	23,905	22,377	22,277	22,033	21,412	21,919	20,516	21,798	20,675	19,127	21,085	21,925	20,045	21,884	21,933	24,107	23,337	23,953	25,463	24,499	24,845	23,263	24,381	23,696	23,256	22,679	22,594	21,460	20,725	20,124	20,243	19,405	17,330	17,722	18,398	17,158	16,224	15,866	15,057	13,300	15,377	16,749	16,744	16,285	15,691	15,363	15,103	15,398	15,169	14,177	15,142	14,558	14,334	13,851	12,760	14,059	13,772	14,851	14,817	14,325	13,852	13,763	13,398	13,356	13,641	14,164	13,439	13,301	12,906	12,623	12,339	12,310	12,076	11,979	11,840	11,717	11,709	11,284	11,063	10,856	10,416	10,638	10,628	10,605	10,204	10,183
Morningstar US Market Index
Account Value [Line Items]
Accumulated Value	39,965	36,193	38,097	38,337	37,772	37,782	37,693	36,878	35,639	34,889	34,116	32,465	30,517	30,697	32,612	33,196	32,188	33,164	31,151	31,383	30,737	30,058	29,589	28,658	27,366	28,595	27,700	26,275	25,939	24,679	22,558	23,143	24,293	24,741	23,905	22,377	22,277	22,033	21,412	21,919	20,516	21,798	20,675	19,127	21,085	21,925	20,045	21,884	21,933	24,107	23,337	23,953	25,463	24,499	24,845	23,263	24,381	23,696	23,256	22,679	22,594	21,460	20,725	20,124	20,243	19,405	17,330	17,722	18,398	17,158	16,224	15,866	15,057	13,300	15,377	16,749	16,744	16,285	15,691	15,363	15,103	15,398	15,169	14,177	15,142	14,558	14,334	13,851	12,760	14,059	13,772	14,851	14,817	14,325	13,852	13,763	13,398	13,356	13,641	14,164	13,439	13,301	12,906	12,623	12,339	12,310	12,076	11,979	11,840	11,717	11,709	11,284	11,063	10,856	10,416	10,638	10,628	10,605	10,204	10,183
S&P Total Market Index
Account Value [Line Items]
Accumulated Value	39,443	35,719	37,574	37,781	37,201	37,203	37,145	36,345	35,132	34,352	33,586	31,949	30,026	30,233	32,136	32,755	31,781	32,769	30,722	30,943	30,319	29,683	29,147	28,269	26,988	28,233	27,349	25,939	25,656	24,353	22,264	22,880	24,030	24,510	23,658	22,141	22,045	21,826	21,267	21,771	20,352	21,623	20,539	18,989	20,942	21,764	19,897	21,724	21,768	23,926	23,175	23,772	25,291	24,365	24,730	23,173	24,275	23,600	23,201	22,627	22,525	21,425	20,704	20,062	20,127	19,263	17,165	17,538	18,208	16,988	16,079	15,717	14,916	13,170	15,280	16,642	16,663	16,197	15,606	15,282	15,023	15,332	15,110	14,120	15,095	14,517	14,311	13,825	12,729	14,038	13,763	14,864	14,840	14,342	13,877	13,786	13,408	13,360	13,630	14,154	13,441	13,307	12,915	12,641	12,340	12,317	12,089	11,979	11,858	11,736	11,726	11,309	11,094	10,882	10,419	10,653	10,633	10,605	10,199	10,179
Morningstar US Large-Mid Cap Broad Growth Index (Spliced)
Account Value [Line Items]
Accumulated Value	51,361	44,634	47,180	48,858	48,579	48,626	49,971	48,667	46,668	46,789	45,149	42,388	38,498	37,691	41,109	42,694	41,638	41,805	38,909	39,001	37,916	37,119	37,723	35,519	33,467	34,947	34,328	32,030	31,298	30,038	27,014	27,483	29,155	29,448	28,647	26,732	25,671	25,433	23,945	24,241	22,316	24,196	23,076	22,045	24,484	25,810	22,845	24,969	25,653	29,582	28,516	29,611	32,677	32,157	32,302	29,783	31,542	30,354	29,385	27,633	28,054	26,148	26,173	26,090	26,287	25,613	23,109	24,141	25,320	22,781	21,208	20,669	19,311	16,751	18,466	19,594	18,931	18,299	17,527	17,188	17,365	17,455	17,203	16,125	17,041	16,376	15,936	15,446	14,147	15,426	15,074	16,544	16,397	15,743	15,438	15,188	14,619	14,427	14,751	15,085	13,743	13,611	13,278	12,814	12,700	12,580	12,133	12,209	11,845	11,439	11,292	10,875	10,479	10,378	10,264	10,512	10,504	10,597	10,095	10,284
Morningstar US Mid Cap Index (Spliced)
Account Value [Line Items]
Accumulated Value	29,173	26,907	28,455	27,394	26,583	26,595	26,426	26,585	26,325	25,811	25,397	24,507	23,207	23,533	24,634	25,123	24,140	25,884	23,818	23,984	23,454	22,904	22,038	22,158	21,640	22,796	21,835	20,684	20,939	19,504	17,683	18,557	19,524	20,255	19,548	18,053	18,526	18,677	18,993	19,527	18,014	19,010	17,838	16,452	18,158	18,729	17,117	18,968	18,892	20,359	19,913	20,038	21,460	20,600	21,239	19,989	20,790	20,239	20,085	19,860	19,673	18,742	18,043	17,229	17,462	16,744	14,751	14,870	15,100	14,518	13,629	13,470	12,681	11,288	13,896	15,306	15,381	15,081	14,680	14,433	14,023	14,342	14,105	13,195	14,212	13,609	13,513	12,963	11,659	12,999	12,552	13,593	13,692	13,512	13,072	12,991	12,794	12,863	12,947	13,571	13,130	12,986	12,518	12,308	11,930	11,991	11,833	11,814	11,737	11,643	11,661	11,210	10,953	10,806	10,311	10,669	10,726	10,776	10,266	10,239
Morningstar US Mid Cap Broad Growth Index (Spliced)
Account Value [Line Items]
Accumulated Value	36,930	33,052	35,342	34,310	33,472	33,917	34,397	34,548	34,205	34,072	33,473	32,158	29,936	29,719	31,744	32,988	31,348	33,340	30,138	30,236	29,375	28,671	28,028	27,873	27,443	29,172	28,302	26,345	26,556	24,642	22,166	23,469	24,883	25,781	24,973	23,116	23,083	23,533	23,508	23,969	21,977	23,297	21,863	20,476	22,565	23,437	21,077	22,941	23,430	26,042	25,791	26,195	29,633	28,963	29,959	27,801	29,222	28,354	27,786	26,545	26,782	25,331	26,018	25,594	25,653	24,460	21,573	21,489	21,815	21,091	19,615	18,948	16,944	14,566	16,773	17,862	17,550	17,304	16,396	16,204	16,489	16,976	16,720	15,593	16,206	15,617	15,313	14,359	12,903	14,165	13,867	15,595	15,673	14,698	14,458	14,252	13,696	13,773	13,717	14,103	13,325	13,281	12,849	12,499	12,282	12,233	11,995	11,862	11,630	11,399	11,330	11,008	10,603	10,600	10,200	10,609	10,581	10,663	10,192	10,231
Morningstar US Small Cap Broad Growth Extended Index (Spliced)
Account Value [Line Items]
Accumulated Value	29,806	27,045	28,843	28,222	27,309	27,386	27,204	26,641	25,971	24,955	24,366	23,172	21,878	22,025	23,658	25,106	24,142	26,155	23,662	23,842	23,436	23,401	22,083	22,082	21,133	22,615	22,019	20,626	21,292	19,144	17,423	18,716	20,037	20,926	20,020	18,545	18,464	18,787	19,085	19,304	17,366	18,444	18,006	16,634	18,324	18,773	16,921	18,301	18,771	21,114	20,793	20,813	23,706	23,309	24,672	23,456	24,457	23,934	24,627	23,869	24,484	23,729	25,137	25,086	24,006	21,884	19,267	18,737	19,075	18,367	17,454	16,747	15,111	13,140	15,680	16,704	16,727	16,642	15,694	15,330	15,828	16,376	16,043	14,975	16,111	15,656	15,695	14,775	13,109	14,769	14,562	16,686	16,907	15,652	15,506	15,287	14,312	14,372	14,072	14,453	13,898	13,927	13,629	13,212	12,689	12,700	12,535	12,192	12,031	11,876	11,800	11,542	11,229	11,152	10,393	11,067	11,027	10,981	10,336	10,309
Morningstar US Small Cap Broad Value Extended Index (Spliced)
Account Value [Line Items]
Accumulated Value	23,190	21,642	22,678	22,253	21,252	21,092	20,434	20,536	20,465	19,147	18,848	18,127	17,297	18,095	19,158	19,850	19,236	20,843	19,006	19,179	18,961	19,134	17,409	17,856	17,069	18,290	17,356	16,903	17,603	15,733	14,370	15,319	16,170	16,979	15,853	14,478	14,993	15,249	16,359	16,777	15,140	16,206	15,488	13,716	15,308	15,844	14,442	16,057	15,666	16,775	16,542	16,242	16,907	16,118	16,605	16,053	16,332	15,996	16,522	16,844	16,340	15,728	14,804	13,306	13,086	12,230	10,160	9,808	10,222	9,708	9,522	9,395	9,010	7,815	11,070	12,365	12,955	12,532	12,167	11,958	11,366	12,226	12,173	11,451	12,651	12,146	12,524	12,153	10,799	12,345	12,171	13,364	13,658	13,386	13,120	13,017	12,391	12,279	12,251	13,099	12,950	12,850	12,444	12,450	11,765	12,027	11,885	11,566	12,084	12,121	12,293	12,106	11,947	11,696	10,415	10,775	10,677	10,486	10,009	10,074
Cohen & Steers Realty Majors Index
Account Value [Line Items]
Accumulated Value	$ 18,571	$ 16,934	$ 18,030	$ 16,690	$ 16,262	$ 16,564	$ 16,296	$ 16,590	$ 16,481	$ 16,101	$ 16,347	$ 16,420	$ 16,218	$ 16,333	$ 16,728	$ 16,018	$ 15,902	$ 17,312	$ 16,655	$ 17,244	$ 16,746	$ 15,740	$ 14,853	$ 14,467	$ 13,714	$ 14,871	$ 14,692	$ 14,373	$ 15,047	$ 13,935	$ 12,392	$ 12,724	$ 13,666	$ 14,151	$ 13,926	$ 13,246	$ 13,900	$ 13,846	$ 14,006	$ 14,906	$ 13,584	$ 14,270	$ 13,400	$ 13,161	$ 15,045	$ 15,973	$ 14,754	$ 15,763	$ 16,552	$ 17,164	$ 15,923	$ 16,752	$ 18,320	$ 16,668	$ 16,805	$ 15,624	$ 16,709	$ 16,304	$ 15,542	$ 14,995	$ 14,818	$ 13,669	$ 12,869	$ 12,632	$ 12,680	$ 12,417	$ 11,515	$ 11,902	$ 12,231	$ 12,212	$ 11,708	$ 11,538	$ 11,429	$ 10,536	$ 12,622	$ 13,526	$ 13,347	$ 13,334	$ 13,548	$ 13,571	$ 13,400	$ 12,860	$ 12,666	$ 12,530	$ 12,392	$ 12,409	$ 11,896	$ 11,737	$ 10,601	$ 11,459	$ 10,841	$ 11,002	$ 11,291	$ 10,985	$ 10,880	$ 10,406	$ 10,148	$ 10,072	$ 9,668	$ 10,410	$ 10,831	$ 10,862	$ 10,573	$ 10,665	$ 10,731	$ 10,735	$ 10,631	$ 10,430	$ 10,392	$ 10,397	$ 10,633	$ 10,259	$ 10,284	$ 9,816	$ 10,040	$ 10,657	$ 10,831	$ 11,273	$ 10,914	$ 10,220